Investments Held in Trust Account (Tables)	11 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of assets that are measured at fair value
Description	Level	December 31, 2021
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$44,891,829